Cover	Jun. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A to the Current Report filed by the Company on June 10, 2025 is being filed solely in order to report the final voting results for Proposals 4 and 5 following the closing of the polls on such proposals at the reconvened Annual Meeting of Stockholders.
Document Period End Date	Jun. 10, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40547
Entity Registrant Name	Payoneer Global Inc.
Entity Central Index Key	0001845815
Entity Tax Identification Number	86-1778671
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	195 Broadway
Entity Address, Address Line Two	27th floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	600-9272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PAYO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false